SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ESTIMATES (Details Textual)	3 Months Ended		12 Months Ended
	Mar. 31, 2016 USD ($) shares	Mar. 31, 2015 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Jun. 13, 2011 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Percentage of Amount Amortized of Ending Present Value of Future Insurance Profits, Year One			10.00%
Results of Operations, Impairment of Oil and Gas Properties			$ 4,700,000	$ 24,500,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares			35,022,043	44,770,764
Depreciation			$ 40,000	$ 30,000
Impairment of Oil and Gas Properties			4,718,000	24,478,000
Allocated Share-based Compensation Expense			$ 6,873,000	2,660,000
Brushy Resources, Inc [Member]
Summary Of Significant Accounting Policies [Line Items]
Impairment of Oil and Gas Properties	$ 0	$ 0		55,753,481,000	$ 4,428,378
Goodwill	960,000			959,681	959,681
Deferred Offering Costs				7,310	86,231
Asset Impairment Charges				537,927	0
Cash, FDIC Insured Amount				250,000
Allocated Share-based Compensation Expense	$ 206,000	$ 506,000		$ 1,125,000	$ 1,474,000
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements | shares	900,000	900,000		900,000	1,249,650
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares	2,542,397			2,542,397
Number Of Years Given For Completion Of Drilling For Well	one year			1 years
Prepaid Expense, Current	$ 124,000			$ 66,120	$ 283,580
Goodwill, Impairment Loss	$ 0			$ 0
Number of Reporting Units	1
Brushy Resources, Inc [Member] | Accounting Standards Updates 2015-03 [Member]
Summary Of Significant Accounting Policies [Line Items]
Prepaid Expense, Current	$ 7,000
Brushy Resources, Inc [Member] | Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Number Of Years Given For Completion Of Drilling For Well				twenty years
Brushy Resources, Inc [Member] | Vehicles And Office Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Number Of Years Given For Completion Of Drilling For Well				5 years
Brushy Resources, Inc [Member] | Im Petro Resources LLC [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill				$ 959,681		$ 959,681
Noble Energy [Member] | Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage			41.00%	21.00%
Texican [Member] | Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage			38.00%
Energy Transfer Inc. [Member] | Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage			16.00%
Shell Trading Us [Member] | Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage				43.00%
Pdc Energy [Member] | Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage				26.00%
Warrant [Member]
Summary Of Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares			3,522,735
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life			7 years
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life			3 years